Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Property, Plant and Equipment
5. Property, Plant and Equipment
Property, plant and equipment consisted of the following:

	Year Ended December 31,
	2022	2021
Development mockup	$397,785	$—
Construction in progress (“CIP”)	44,375	—
Computer hardware	9,426	—

Total	$451,586	$—

The mockup was built to simulate the operation and design of Eve’s eVTOL, and also to simulate the interior space and cabin layout.
Depreciation and amortization expense of Property, plant and equipment and
Right-of-use
assets for the twelve months ended December 31, 2022, was $33,495, and $0 for the twelve months ended December 31, 2021.